UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-6349

Name of Fund: Merrill Lynch Latin America Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Chief Executive Officer,
      Merrill Lynch Latin America Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 06/01/05 - 08/31/05

Item 1 - Schedule of Investments

Merrill Lynch Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2005     (in U.S. dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Argentina - 1.7%  Electric Utilities - 0.2%                    300,498   Central Costanera SA (b)                     $     381,880
                  -----------------------------------------------------------------------------------------------------------------
                  Oil - 1.5%                                    31,000   Tenaris SA (a)                                   3,548,880
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Argentina                 3,930,760
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 58.2%    Airlines - 0.9%                               63,000   Gol - Linhas Aereas Inteligentes SA (a)          2,123,100
                  -----------------------------------------------------------------------------------------------------------------
                  Apparel, Accessories &                    12,284,085   Empresa Nacional de Comercio Redito e
                  Luxury Goods - 0.0%                                    Participacoes SA Preferred Shares(b)                67,561
                  -----------------------------------------------------------------------------------------------------------------
                  Banks - 9.4%                                 272,000   Banco Bradesco SA (a)                           11,581,760
                                                               106,000   Banco Itau Holding Financeira SA (a)            11,106,680
                                                                                                                      -------------
                                                                                                                         22,688,440
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 2.5%                             164,000   Cia de Bebidas das Americas (a)                  5,264,400
                                                                32,000   Cia de Bebidas das Americas (a)                    820,800
                                                                                                                      -------------
                                                                                                                          6,085,200
                  -----------------------------------------------------------------------------------------------------------------
                  Chemicals - 0.8%                             200,000   Braskem SA                                       1,980,976
                  -----------------------------------------------------------------------------------------------------------------
                  Cosmetics & Toiletries - 1.2%                 87,000   Natura Cosmeticos SA                             2,942,296
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Financial Services - 0.1%        246,000   Contax Participacoes SA                            178,869
                  -----------------------------------------------------------------------------------------------------------------
                  Diversified Telecommunication             91,700,000   Brasil Telecom Participacoes SA                  1,228,482
                  Services - 3.5%                              246,000   Tele Norte Leste Participacoes SA                5,155,029
                                                                86,000   Telemar Norte Leste SA Preferred Class A         1,890,509
                                                                                                                      -------------
                                                                                                                          8,274,020
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 3.4%                 84,100,000   AES Tiete SA                                     1,558,988
                                                                62,000   CPFL Energia SA (a)                              1,833,960
                                                                76,000   Cia Energetica de Minas Gerais (a)               2,684,320
                                                               193,001   EDP - Energias do Brasil SA (b)                  2,015,271
                                                                                                                      -------------
                                                                                                                          8,092,539
                  -----------------------------------------------------------------------------------------------------------------
                  Foods - 0.5%                                  44,000   Perdigao SA Preferred Shares                     1,166,265
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Materials - 0.4%                  442,000   Marcopolo SA                                       893,156
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.8%                             208,000   Porto Seguro SA                                  1,916,889
                  -----------------------------------------------------------------------------------------------------------------
                  Internet & Catalog Retail - 0.6%             133,000   Submarino SA (b)                                 1,444,980
                  -----------------------------------------------------------------------------------------------------------------
                  Machinery - 1.1%                             155,000   Iochpe Maxion SA                                   961,911
                                                               516,000   Weg SA                                           1,638,199
                                                                                                                      -------------
                                                                                                                          2,600,110
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 15.1%                    1,206,000   Caemi Mineracao e Metalurgica SA Preferred
                                                                         Shares                                           1,407,127
                                                               121,000   Cia Siderurgica Nacional SA (a)                  2,342,560
                                                               840,000   Cia Vale do Rio Doce (a)                        25,200,000
                                                               352,000   Usinas Siderurgicas de Minas Gerais SA
                                                                         Preferred Class A                                7,270,649
                                                                                                                      -------------
                                                                                                                         36,220,336
                  -----------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2005     (in U.S. dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.8%                   90,200,000   Lojas Americanas SA                          $   1,651,093
                                                               123,000   Lojas Renner SA (b)                              2,599,873
                                                                                                                      -------------
                                                                                                                          4,250,966
                  -----------------------------------------------------------------------------------------------------------------
                  Oil & Gas - 11.6%                            485,000   Petroleo Brasileiro SA (a)                      26,670,150
                                                                61,500   Ultrapar Participacoes SA                        1,013,950
                                                                                                                      -------------
                                                                                                                         27,684,100
                  -----------------------------------------------------------------------------------------------------------------
                  Paper - 1.0%                                 625,000   Klabin SA                                        1,199,535
                                                               261,000   Suzano Bahia Sul Papel e Celulose SA             1,137,565
                                                                                                                      -------------
                                                                                                                          2,337,100
                  -----------------------------------------------------------------------------------------------------------------
                  Public Thoroughfares - 1.5%                   92,000   Cia de Concessoes Rodoviarias                    2,185,754
                                                               161,000   Obrascon Huarte Lain Brasil SA (b)               1,374,847
                                                                                                                      -------------
                                                                                                                          3,560,601
                  -----------------------------------------------------------------------------------------------------------------
                  Transportation - 1.0%                         68,000   All America Latina Logistica SA                  2,296,851
                  -----------------------------------------------------------------------------------------------------------------
                  Water - 0.4%                                  65,000   Companhia de Saneamento Basico do Estado
                                                                         de Sao Paulo (a)                                 1,020,500
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                    19,000   Tele Sudeste Celular Participacoes SA              154,618
                  Services - 0.6%                          523,000,000   Tim Participacoes SA                               815,840
                                                           180,000,000   Tim Participacoes SA                               394,166
                                                                                                                      -------------
                                                                                                                          1,364,624
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Brazil                  139,189,479
-----------------------------------------------------------------------------------------------------------------------------------
Chile - 6.3%      Beverages - 0.3%                              40,000   Embotelladora Andina SA Class B (a)                614,400
                  -----------------------------------------------------------------------------------------------------------------
                  Commercial Banks - 1.2%                       78,000   Banco Santander Chile SA (a)                     2,958,540
                  -----------------------------------------------------------------------------------------------------------------
                  Electric Utilities - 2.7%                    165,000   Empresa Nacional de Electricidad SA (a)          4,331,250
                                                               194,000   Enersis SA (a)                                   2,075,800
                                                                                                                      -------------
                                                                                                                          6,407,050
                  -----------------------------------------------------------------------------------------------------------------
                  Integrated Telecommunication                  75,000   Cia de Telecomunicaciones de Chile SA (a)          866,250
                  Services - 0.4%
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 1.2%                    1,450,000   Centros Comerciales Sudamericanos SA             2,907,235
                  -----------------------------------------------------------------------------------------------------------------
                  Specialty Retail - 0.5%                    1,226,000   Ripley Corp. SA (b)                              1,114,648
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Chile                    14,868,123
-----------------------------------------------------------------------------------------------------------------------------------
Colombia - 0.9%   Banks - 0.9%                                  98,000   BanColombia SA (a)                               2,095,240
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Colombia                  2,095,240
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 31.4%    Airport Services - 0.8%                       50,000   Grupo Aeroportuario del Sureste
                                                                         SA de CV (a)                                     1,855,000
                  -----------------------------------------------------------------------------------------------------------------
                  Banks - 0.9%                                 273,000   Grupo Financiero Banorte SA de CV O              2,229,551
                  -----------------------------------------------------------------------------------------------------------------
                  Beverages - 1.7%                              58,000   Fomento Economico Mexicano SA de CV (a)          3,974,160
                  -----------------------------------------------------------------------------------------------------------------
                  Broadcasting & Cable Television - 2.3%        88,000   Grupo Televisa SA (a)                            5,526,400
                  -----------------------------------------------------------------------------------------------------------------

Merrill Lynch Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2005     (in U.S. dollars)

                                                                Shares
Country           Industry                                        Held   Common Stocks                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
                  Building - Home Builders - 3.0%            1,834,000   Corp GEO SA de CV Series B (b)               $   5,071,828
                                                                73,000   Desarrolladora Homex SA de CV (a)(b)             2,194,380
                                                                                                                      -------------
                                                                                                                          7,266,208
                  -----------------------------------------------------------------------------------------------------------------
                  Construction & Engineering - 0.5%          2,976,000   Empresas ICA Sociedad Controladora
                                                                         SA de CV (b)                                     1,183,574
                  -----------------------------------------------------------------------------------------------------------------
                  Construction Materials - 5.0%                250,000   Cemex SA de CV (a)                              11,917,500
                  -----------------------------------------------------------------------------------------------------------------
                  Food & Staples Retailing - 0.1%              148,100   Alsea SA                                           343,265
                  -----------------------------------------------------------------------------------------------------------------
                  Food Products - 0.7%                         104,300   Gruma SA de CV                                     233,160
                                                               472,000   Grupo Bimbo SA de CV Series A                    1,444,987
                                                                                                                      -------------
                                                                                                                          1,678,147
                  -----------------------------------------------------------------------------------------------------------------
                  Industrial Conglomerates - 1.4%              563,000   Alfa SA de CV                                    3,395,600
                  -----------------------------------------------------------------------------------------------------------------
                  Insurance - 0.3%                           1,865,000   Qualitas Compania de Seguros SA de CV              758,972
                  -----------------------------------------------------------------------------------------------------------------
                  Integrated Telecommunication                 463,000   Telefonos de Mexico SA de CV (a)                 8,889,600
                  Services - 3.7%
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.7%                     1,010,000   Grupo Mexico SA de CV                            1,766,472
                  -----------------------------------------------------------------------------------------------------------------
                  Multiline Retail - 2.3%                    1,255,000   Wal-Mart de Mexico SA de CV                      5,439,262
                  -----------------------------------------------------------------------------------------------------------------
                  Wireless Telecommunication                   868,000   America Movil SA de CV (a)                      19,096,000
                  Services - 8.0%
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Mexico                   75,319,711
-----------------------------------------------------------------------------------------------------------------------------------
Venezuela - 0.2%  Integrated Telecommunication                  39,000   Cia Anonima Nacional Telefonos de
                  Services - 0.2%                                        Venezuela - CANTV (a)                              579,150
                  -----------------------------------------------------------------------------------------------------------------
                  Metals & Mining - 0.0%                        27,350   International Briquettes Holding (b)                     0
                  -----------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks in Venezuela                   579,150
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Common Stocks
                                                                         (Cost - $156,100,112) - 98.7%                  235,982,463
-----------------------------------------------------------------------------------------------------------------------------------

                                                            Beneficial
                                                              Interest   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                         USD 2,559,175   Merrill Lynch Liquidity Series, LLC Cash
                                                                         Sweep Series I (c)                               2,559,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Short-Term Securities
                                                                         (Cost - $2,559,175) - 1.1%                       2,559,175
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         Total Investments
                                                                         (Cost - $158,659,287*) - 99.8%                 238,541,638

                                                                         Other Assets Less Liabilities - 0.2%               389,310
                                                                                                                      -------------
                                                                         Net Assets - 100.0%                          $ 238,930,948
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of August 31, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 160,099,788
                                                                  =============
      Gross unrealized appreciation                               $  81,955,403
      Gross unrealized depreciation                                  (3,513,553)
                                                                  -------------
      Net unrealized appreciation                                 $  78,441,850
                                                                  =============

Merrill Lynch Latin America Fund, Inc.
Consolidated Schedule of Investments as of August 31, 2005     (in U.S. dollars)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                  Net Activity    Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                        $ 508,356        $      50,887
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one ore more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Latin America Fund


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund

Date: October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch Latin America Fund

Date: October 19, 2005


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Latin America Fund

Date: October 19, 2005